Employee Benefits	12 Months Ended
Sep. 30, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Benefits

Note 17 — Employee Benefits

The Company accrues severance pay for the employees of its Israeli operations in accordance with Israeli law and certain employment procedures on the basis of the latest monthly salary paid to these employees and the length of time that they have worked for the Israeli operations. The severance pay liability, which is included as accrued employee costs in other noncurrent liabilities, is partially funded by amounts on deposit with insurance companies, which are included in other noncurrent assets. These accrued severance expenses were $22,326, $24,611 and $28,054 for fiscal 2013, 2012 and 2011, respectively.

The Company sponsors defined contribution plans covering certain of its employees around the world. The plans primarily provide for Company matching contributions based upon a percentage of the employees’ contributions. The Company’s contributions in fiscal 2013, 2012 and 2011 under such plans were not material compared to total operating expenses.

The Company maintains non-contributory defined benefit plans that provide for pension, other retirement and post employment benefits for certain employees of a Canadian subsidiary based on length of service and rate of pay. The Company accrues its obligations to these employees under employee benefit plans and the related costs net of returns on plan assets. Pension expense and other retirement benefits earned by employees are actuarially determined using the projected benefit method pro-rated on service and based on management’s best estimates of expected plan investments performance, salary escalation, retirement ages of employees, discount rate, inflation and expected health care costs. The Company recognized the funded status of such plans in the balance sheet.

The fair value of the employee benefit plans’ assets is based on market values. The plan assets are valued at market value for the purpose of calculating the expected return on plan assets and the amortization of experienced gains and losses. Past service costs, which may arise from plan amendments, are amortized on a straight-line basis over the average remaining service period of the employees who were active at the date of amendment. The excess of the net actuarial gain (loss) over 10% of the greater of the benefit obligation and the market-related value of plan assets is amortized over the average remaining service period of active employees.

The pension and other benefits costs related to the non-contributory defined benefit plans were immaterial in fiscal 2013, 2012 and 2011.